Share-Based Compensation - Summary of Weighted Average Assumptions Used in Determination of Fair Values (Detail) - yr		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Expected life (years)		5.26	5.34
Expected volatility	[1]	44.40%	43.60%
Dividend yield		1.00%	1.40%
Risk-free rate		1.10%	0.50%
Estimated forfeiture rate		3.90%	3.60%

[1]	Expected volatility is based on the historical volatility of Enerflex over a five-year period, consistent with the expected life of the option.